Risk - Foreign exchange risk (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / $	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($) R$ / $
Risk
Finance income (costs)	R$ (280,874)	R$ (96,802)	R$ (98,808)
Foreign exchange risk | Base scenario
Risk
Exchange rate | R$ / $	5.5799			5.5799
Foreign exchange risk | Scenario I
Risk
Exchange rate | R$ / $	6.1379			6.1379
Percentage increase in foreign exchange rate	10.00%
Finance income (costs)	R$ (65,472)
Foreign exchange risk | Scenario II
Risk
Exchange rate | R$ / $	5.0219			5.0219
Percentage decrease in foreign exchange rate	10.00%
Finance income (costs)	R$ 65,472
Foreign exchange risk | Cash and cash equivalents and financial investments
Risk
Exposure to risk | $				$ 28
Foreign exchange risk | Cash and cash equivalents
Risk
Exposure to risk	154	28,327
Foreign exchange risk | Financial investments
Risk
Exposure to risk		R$ 542
Foreign exchange risk | Loans and financing [Member]
Risk
Exposure to risk	R$ (654,864)
Foreign exchange risk | Convertible notes
Risk
Exposure to risk | $				$ 117,361